Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Trade and other receivables	$ (1,023)	$ (371)
Inventory	1,182	(971)
Prepaid expenses and other current assets	(702)	(170)
Payables and accrued liabilities	51	(615)
Taxes payable	395	(188)
Deferred revenues	3,031	743
Provision for restructuring and other costs (note 16)		(389)
Employee future benefits (note 19)	(532)	(483)
Increase (decrease) in operating assets and liabilities	$ 2,402	$ (2,444)